BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.

                       ANNUAL INVESTMENT ADVISER'S REPORT



     Economic growth continued to slow during the second quarter as the impact from the interest rate rise during 1994 worked its way through the system. The most recent revision to second quarter real GDP growth was 1.1%, a dramatic change from the 5.1% experienced in the fourth quarter of 1994 and the 2.7% in the first quarter of the year.

     While the Fed is concerned about the deceleration in growth, they cannot overlook the 100 basis point decline in interest rates at the front end of the yield curve that has occurred in 1995 and the possibility that it has re-stimulated the economy. A reacceleration in consumer spending could significantly reduce inventories and lead to a resumption in manufacturing activity. In fact, there are several indications that economic growth may be rekindling. Factory orders, durable goods orders, retail sales and housing all rebounded in mid-summer. Existing home sales rose 4.7% while new home sales jumped 19.9%, the largest increase since January 1992. Lastly, consumer confidence remains relatively high, buoyed by a soaring stock market.

     The year-long rise in short-term interest rates ended in July, when the Fed lowered the federal funds rate from 6% to 5.75%. This reversal in monetary policy was widely anticipated and represented the Fed's belief that "inflationary pressures have receded enough to accommodate a modest adjustment in monetary conditions." The Fed's move also helped to flatten the short end of the yield curve, correcting a sharply inverted position where one day investments offered the highest yields at 6%, while six-month investments were sometimes lower by 50 basis points or more. The Fed did not ease policy again at its August meeting, and it's uncertain that they will do so in September. The Fund's taxable money market portfolio extended their maturities this year to be positioned for declining short-term interest rates.

     Although the technical factors that shape the rate cycle in the short-term municipal money market remained largely in place, there were a number of issues over the last year that created a higher than usual degree of uncertainty during this period. The significant issues included the potential for imposition of new regulations by the Securities and Exchange Commission, speculation about the possibility of a flat tax, national sales tax, or other major changes in the tax code, and, of course, the Orange County, California debacle. All of these factors tended to argue in favor of increased caution on the part of portfolio managers. In terms of portfolio strategy, this translated into an emphasis on shorter average weighted maturities. In addition, underlying and reinforcing this cautious policy was a string of interest rate increases by the Federal Reserve that offered little incentive to extend maturities. Currently, as the economic indicators have turned more mixed, the extent and direction of future Fed policy moves has become the subject of much debate in the marketplace. Average maturities of money market funds have been increasing recently, but it remains to be seen whether or not the Federal Reserve has successfully engineered a soft landing for the economy.

     As the year enters its final quarter, the outlook for the economy is improving and inflation remains subdued. A return to a long-term growth rate of 2.5%, coupled with low inflation pressures, should give the Fed enough comfort to ease policy again before the end of the year.

                           PNC Institutional Management Corporation
                           (Please dial toll-free 800-533-7719 for questions regarding your account or contact your broker.)

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholders and Board of Directors of The RBB Fund, Inc.:

We have audited the accompanying statement of net assets of the Municipal Money Market Portfolio of The RBB Fund, Inc., as of August 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments held by the custodian as of August 31, 1995. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Municipal Money Market Portfolio of The RBB Fund, Inc. as of August 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.



COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
October 16, 1995

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1995

                                                       Par
                                                      (000)            Value
                                                  -------------   --------------
ALABAMA--2.6%
Columbia Industrial Development
   Board (Alabama Power Company
   (Project) Series 1995 A DN (DAGGER) [A-1]
   3.300% 09/01/1995 ..........................   $       2,000    $   2,000,000
Demopolis DN / (Banque Nationale
   de Paris LOC) (DAGGER) [A-1+]
   3.850% 09/07/1995 ..........................           3,000        3,000,000
Health Care Authority of the City of
   Huntsville Health Care Facilities
   Revenue 1994-b DN / (MBIA
   Insurance) (DAGGER) [A-1+]
   3.400% 09/07/1995 ..........................           5,000        5,000,000
Livingston IDR Toin Corp USA
   Project DN / (Industrial Bank of
   Japan LOC) (DAGGER) [A-1+]
   4.000% 09/07/1995 ..........................           1,000        1,000,000
                                                                   -------------
                                                                      11,000,000
                                                                   -------------
ALASKA--0.8%
Alaska Housing Finance Corp. ..................
   Governmental Purpose Bonds 1994
   Series A DN / (Westdeutsche
   Landesbank Girozentrale LOC) (DAGGER)
   [A-1+]
   3.550% 09/07/1995 ..........................           1,300        1,300,000
Alaska Industrial Development and
   Export Authority Comp IBD Current
   Refunding Bonds Series 1984-5
   (Bank of America LOC) DN (DAGGER) [A-1]
   3.850% 09/07/1995 ..........................           2,100        2,100,000
                                                                   -------------
                                                                       3,400,000
                                                                   -------------
ARIZONA--5.4%
Apache County IDA Bonds DN /
   (Barclays Bank LOC) (DAGGER) [A-1+]
   3.625% 09/06/1995 ..........................          10,000       10,000,000
Flagstaff IDA DN / (FGIC Insurance) (DAGGER)
   [A-1]
   3.800% 09/07/1995 ..........................           5,855        5,855,000

                                                       Par
                                                      (000)            Value
                                                  -------------   --------------
ARIZONA--(continued)
Maricopa County Pollution Control
   Corporation PCR Refunding Bonds
   Arizona Public Service Co. DN /
   (Toronto Dominion LOC) (DAGGER) [A-1+]
   3.300% 09/01/1995 ..........................   $       1,600    $   1,600,000
Phoenix City DN / (Canadian Imperial
   Bank LOC) (DAGGER) [A-1+]
   3.400% 09/07/1995 ..........................           2,650        2,650,000
Pima County IDA RB DN / (Barclays
   Bank LOC) (DAGGER) [A-1+]
   3.625% 09/07/1995 ..........................           2,900        2,900,000
                                                                   -------------
                                                                      23,005,000
                                                                   -------------
ARKANSAS--1.5%
Arkansas Development Finance
   Authority Revenue Bonds DN /
   (FGIC Insurance) (DAGGER) [A-1+]
   3.600% 09/07/1995 ..........................           2,900        2,900,000
City of Hope Arkansas MB  (DOUBLE DAGGER) [A-1]
   3.950% 10/27/1995 ..........................           2,400        2,400,000
Warren Park Solid Waste DN /
   (Credit Suisse LOC) (DAGGER) [A-1+]
   3.700% 09/07/1995 ..........................           1,000        1,000,000
                                                                   -------------
                                                                       6,300,000
                                                                   -------------
CALIFORNIA--1.1%
City of Loma Linda Medical Center
   Project Series A Hospital RB DN /
   (Ind. Bank of Japan LOC) (DAGGER) [A-1]
   3.750% 09/01/1995 ..........................             700          700,000
Los Angeles County California TRAN
   (Bank of America LOC) [SP-1]
   4.500% 07/01/1996 ..........................           2,500        2,513,989
Southern California Public Power
   Authority Transmission Project RB
   1991 Subordinated Refunding Series
   DN / (AMBAC Insurance) (DAGGER) [A-1+]
   3.150% 09/07/1995 ..........................           1,500        1,500,000
                                                                   -------------
                                                                       4,713,989
                                                                   -------------

                 See Accompanying Notes to Financial Statements.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1995

                                                       Par
                                                      (000)            Value
                                                  -------------   --------------
COLORADO--2.8%
Colorado Health Care Facilities
   Authority (Sisters of Charity)
   DN (DAGGER) [A-1+]
   3.550% 09/07/1995 ..........................   $       7,300    $   7,300,000
City and County of Denver Airport
   System Subordinate RB MB/
   (Sumitomo Bank LOC) (DOUBLE DAGGER) [VMIG]
   3.900% 09/21/1995 ..........................           1,000        1,000,000
Moffat County DN (DAGGER) [A-1+]
   3.600% 09/07/1995 ..........................           3,400        3,400,000
                                                                   -------------
                                                                      11,700,000
                                                                   -------------
CONNECTICUT--0.2%
Connecticut Housing Mortgage
   Finance Program Series E MB (DOUBLE DAGGER)
   [VMIG1, A-1+]
   4.400% 11/15/1995 ..........................             800          800,000
                                                                   -------------
DELAWARE--0.7%
The Delaware Economic Development
   Authority Gas Facilities Refunding
   RB DN (Delmarva Power & Light
   Project) Series 1993-C (Delmarva
   Power & Light Corporate Obligor) (DAGGER)
   [VMIG1]
   3.800% 09/07/1995 ..........................           3,000        3,000,000
                                                                   -------------
FLORIDA--3.1%
Alachua County Health Facility RB
   (North Florida Retirement Village)
   Series 1991 DN / (Kredietbank
   LOC) (DAGGER) [A-1]
   3.600% 09/07/1995 ..........................           1,500        1,500,000
Broward  County Variable Rate Demand
   IDA RB (Allied Signal Inc. Project)
   Series 1992 (Allied Signal Corporate
   Obligor) DN (DAGGER) [A-1]
   3.700% 09/07/1995 ..........................             400          400,000
Florida Housing Finance Agency DN /
   (Wells Fargo Bank LOC) (DAGGER) [A-1]
   3.800% 09/30/1995 ..........................           3,000        3,000,000
Greater Orlando Aviation Airport
   Authority Facilities TECP Series B
   (DOUBLE DAGGER) [P-1, A-1]
   3.750% 09/29/1995 ..........................           7,500        7,500,000

                                                       Par
                                                      (000)            Value
                                                  -------------   --------------
FLORIDA--(continued)
Jacksonville Florida MB (DOUBLE DAGGER)
   8.875% 10/01/1995 ..........................   $         700    $     716,461
                                                                   -------------
                                                                      13,116,461
                                                                   -------------
GEORGIA--4.5%
Burke County Development Authority
   PCR Bonds (Georgia Power Company
   Plant Vogtle Projection) DN (DAGGER) [A-1]
   3.300% 09/01/1995 ..........................           1,900        1,900,000
Burke County Development Authority
   PCR DN (DAGGER) [A-10]
   3.600% 09/01/1995 ..........................           2,800        2,800,000
Dekalb County Development Authority
   (Metro Atlanta YMCA Project) DN /
   (Wachovia LOC) (DAGGER) [A-1+]
   3.400% 09/07/1995 ..........................           4,105        4,105,000
Forsyth County IDA RB DN
   (American Boa Inc. Project) (DAGGER)
   3.900% 09/07/1995 ..........................           2,000        2,000,000
Fulco Hospital Authority Revenue
   Anticipation Certificates MB /
   (Barclays Bank LOC) (DOUBLE DAGGER)
   9.300% 10/01/1995 ..........................             700          716,695
Fulton County Development Authority
   (Metro Atlanta YMCA Project) DN /
   (Wachovia LOC) (DAGGER) [A-1+]
   3.400% 09/07/1995 ..........................           3,290        3,290,000
Georgia Municipal Association Pooled
   Bonds DN / (Credit Suisse LOC) (DAGGER)
   [A1+]
   3.600% 09/07/1995 ..........................           3,098        3,097,945
Monroe County Development
   Authority PCR DN (DAGGER) [A-1]
   3.300% 09/01/1995 ..........................           1,200        1,200,000
                                                                   -------------
                                                                      19,109,640
                                                                   -------------
HAWAII--0.3%
City and County of Honolulu TECP
   Line of Credit CIBC MB (DOUBLE DAGGER) [A-1+]
   3.900% 10/31/1995 ..........................           1,500        1,500,000
                                                                   -------------

                 See Accompanying Notes to Financial Statements.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1995

                                                       Par
                                                      (000)            Value
                                                  -------------   --------------
ILLINOIS--12.3%
Chicago O'Hare International Airport
   Special Facility RB DN / (Society
   General LOC ) (DAGGER) [A-1+]
   3.650% 09/07/1995 ..........................   $       5,800   $    5,800,000
City of Chicago GO Tender Notes DN /
   (Society General LOC) (DAGGER) [A-1+]
   3.600% 09/07/1995 ..........................           1,000        1,000,000
Educational Facility Authority DN
   (Illinois Institute of Technology)
   Series A (DAGGER) [MIG1]
   3.600% 09/07/1995 ..........................          10,200       10,200,000
Health Facility Authority DN (Central
   Health Care And Northwest
   Community Hospital) / (Sumitomo
   Bank LOC) (DAGGER) [MIG]
   3.550% 09/07/1995 ..........................           1,545        1,545,000
Illinois Development Facility Harris DN /
   (FNMA LOC) (DAGGER) [A-1+]
   3.700% 09/07/1995 ..........................          12,300       12,300,000
Illinois Development Finance Authority
   (CHS Acquisition Corp. Project)
   DN / (ABM-AMRO BANK N.V. LOC) (DAGGER)
   [A-1+]
   4.000% 09/07/1995 ..........................           5,035        5,035,000
Illinois Development Finance Authority
   PCR DN (Commonwealth Edison CO
   Project) Series 94C / (ABM-AMRO
   Bank N.V. LOC) (DAGGER) [A-1+]
   3.550% 09/07/1995 ..........................           7,000        7,000,000
Illinois Educational Facilities Authority
   RB DN (DAGGER) [A-1]
   3.700% 09/07/1995 ..........................           8,000        8,000,000
Illinois Health Facilities MB/(First
   National Bank of Chicago LOC (DOUBLE DAGGER)
   4.000% 02/01/1996 ..........................           1,000        1,000,000
                                                                    ------------
                                                                      51,880,000
                                                                    ------------
INDIANA--2.5%
Indiana Bond Bank MB (DOUBLE DAGGER)
   3.995% 09/07/1995 ..........................           3,500      3,500,000
Indiana Housing Finance Authority
   Series 1994C MB (DOUBLE DAGGER)
   4.000% 07/01/1996 ..........................           1,500      1,500,000

                                                       Par
                                                      (000)            Value
                                                  -------------   --------------
INDIANA--(continued)
Orleans Economic Development RB
   (Almana Ltd Liabilty Co. Project)
   Series 95 DN (DAGGER)
   3.950% 09/07/1995 ..........................    $      5,400     $  5,400,000
                                                                    ------------
                                                                      10,400,000
                                                                    ------------
IOWA--3.7%
Council Bluffs City PCR RB DN
   (Iowa-Illinois Gas and Electric
   Company Project) Series 1995
   3.600% 09/07/1995 ..........................          11,650       11,650,000
Iowa Finance Authority Tax-Exempt
   Adjustable Mode IDA RB DN (Dixie
   Bedding Co. Project) Series 95 /
   (Wachovia LOC) (DAGGER) [AA2]
   3.875% 09/07/1995 ..........................           3,000        3,000,000
Osceola IDA RB (Babson Brothers Co.
   Project) Series 1986 (LOC-Bank of
   New York) DN / (Bank of New York
   LOC) (DAGGER) [MIG]
   3.750% 09/07/1995 ..........................           1,100        1,100,000
                                                                    ------------
                                                                      15,750,000
                                                                    ------------
KANSAS--1.9%
Lawrence IDA RB Series A Ram Co.
   Project DN / (Wachovia LOC) (DAGGER)
   3.875% 09/07/1995 ..........................           2,125        2,125,000
Shawnee IDA RB Thrall Enterprises Inc.
   Project DN (DAGGER) [A-1+]
   3.900%(DAGGER)  09/07/1995 .................           6,000        6,000,000
                                                                    ------------
                                                                       8,125,000
                                                                    ------------
KENTUCKY--9.2%
Henderson County Solid Waste
   Disposal RB (Hudson Foods Inc.
   Project) DN / (Rabo Bank Nederland
   LOC) (DAGGER) [MIG]
   3.700% 09/07/1995 ..........................          10,000       10,000,000
Hopkinsville  IDA RB (Douglas Autotech
   Corp. Project) Series 95 DN / (Ind
   Bank of Japan LOC) [A-1+]
   4.000%(DAGGER) 09/07/1995 ..................           7,700        7,700,000

                 See Accompanying Notes to Financial Statements.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1995

                                                       Par
                                                      (000)            Value
                                                  -------------   --------------
KENTUCKY--(continued)
Maysville City Solid Waste Disposal
   Facilities RB MB (DOUBLE DAGGER)  [A-1]
   3.650% 10/13/1995 ..........................   $       8,365    $   8,365,000
   3.950% 11/10/1995 ..........................           6,000        6,000,000
Pulaski County Solid Waste Disposal
   RB National Rural Utilities for East
   Kentucky Power MB [VMIG, A-1+]
   3.900% 02/15/1996 ..........................           6,700        6,700,000
                                                                   -------------
                                                                      38,765,000
                                                                   -------------
MARYLAND--1.3%
Anne Arundel County PCR TECP (DOUBLE DAGGER)
   [VMIG, A-1]
   3.900% 10/13/1995 ..........................           5,380        5,380,000
                                                                   -------------
MICHIGAN--1.5%
Detroit Downtown Development
   Authority DN (Millender Project) /
   (Sumitomo Bank LOC) (DAGGER) [VMIG]
   3.700% 09/07/1995 ..........................           5,200        5,200,000
Northville IDA DN (Thrifty Northville
   Project) / (Westpac Banking Corp.
   LOC) (DAGGER) [P-1]
   3.750% 09/07/1995 ..........................           1,000        1,000,000
                                                                   -------------
                                                                       6,200,000
                                                                   -------------
MISSOURI--0.6%
City of Kansas City IDA RB
   (Mid-America Health Services Inc.
   Project) Series 1984 DN / (Bank of
   New York LOC) (DAGGER) [A-1]
   3.900% 09/07/1995 ..........................           1,100        1,100,000
Health and Educational Facility Authority
   School District Advance Funding
   Program Notes (Kansas City School
   District Project) Series 1994-F
   (GIC-Transamerica) MB (DOUBLE DAGGER) [SP1+]
   4.500% 09/19/1995 ..........................           1,325        1,325,032
                                                                   -------------
                                                                       2,425,032
                                                                   -------------
NEBRASKA--0.9%
Lancaster (Sun-Husker Foods Inc.
   Project) DN / (Bank of Tokyo LOC) (DAGGER)
   [A-1+]
   4.000% 09/07/1995 ..........................           3,800        3,800,000
                                                                   -------------

                                                       Par
                                                      (000)            Value
                                                  -------------   --------------
NEW JERSEY--0.1%
New Jersey Natural Gas Co. Project
   Series B DN / (AMBAC Insurance) (DAGGER)
   [MIG]
   3.150% 09/01/1995 ..........................   $         500    $     500,000
                                                                   -------------
NEW HAMPSHIRE--0.2%
New Hampshire PCRB (New England
   Power Co. Project) Series 1990A MB
   (DOUBLE DAGGER) [A-1]
   3.600% 09/08/1995 ..........................           1,050        1,050,000
                                                                   -------------
NEW YORK--0.8%
New York City GO Series B10 DN /
   (Union Bank of Switzerland LOC) (DAGGER)
   [A-1+]
   3.550% 09/07/1995 ..........................             500          500,000
New York City RANS 1996 MB (DOUBLE DAGGER)
   4.500% 04/11/1996 ..........................           2,770        2,779,266
                                                                   -------------
                                                                       3,279,266
                                                                   -------------
NORTH CAROLINA--4.1%
North Carolina Educational Facilities
   Finance Agency DN (DAGGER) [A-1+]
   3.650% 09/07/1995 ..........................           1,100        1,100,000
North Carolina Medical Care (Moses H
   Cone Memorial Hospital Project) DN
   (Wachovia LOC) (DAGGER) [A-1+]
   3.800% 09/07/1995 ..........................           1,200        1,200,000
Wake County Industrial Facility &
   Pollution Control Authority DN
   Series 87 (DAGGER) [P-1]
   3.650% 09/01/1995 ..........................          14,900       14,900,000
                                                                   -------------
                                                                      17,200,000
                                                                   -------------
OHIO--0.6%
Toledo Improvement Notes
   Series 2 MB (DOUBLE DAGGER)
   3.890% 05/15/1996 ..........................           2,610        2,610,707
                                                                   -------------
OKLAHOMA--1.5%
Muldrow Public Works Authority IDA
   RB (Oklahoma Foods Inc. Project)
   DN / (RABO Bank Nederland LOC) (DAGGER)
   [A-1+]
   4.000% 09/07/1995 ..........................           6,300        6,300,000
                                                                   -------------

                 See Accompanying Notes to Financial Statements.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1995

                                                       Par
                                                      (000)            Value
                                                  -------------   --------------
PENNSYLVANIA--1.4%
Cambria County IDA Resource
   Recovery RB DN / (Fuji Bank
   LOC) (DAGGER) [A-1]
   3.700% 09/07/1995 ..........................   $       2,000    $   2,000,000
Carlisle Boro Municipal Authority
   RB MB (DOUBLE DAGGER)
   9.500% 11/01/1995 ..........................           1,500        1,541,683
   9.500% 11/01/1995 ..........................             500          506,796
Clinton County IDA Annual Tender
   Solid Waste Disposal RB
   (International Paper Co. Project)
   Series 1992-A (International Paper
   Corporate Obligation) (DOUBLE DAGGER)
   5.200% 01/16/1996 ..........................           2,000        2,000,000
                                                                   -------------
                                                                       6,048,479
                                                                   -------------
RHODE ISLAND--2.7%
Rhode Island Student Loan Series 1
   DN / National Westminster LOC) (DAGGER)
   [A-1+]
   3.650% 09/06/1995 ..........................           9,500        9,500,000
Rhode Island Housing & Mortgage
   Finance Corporation Home
   Ownership Opportunity Bonds
   Series 17-C MB [VMIG, A-1+]
   4.400% 02/01/1996 ..........................           2,000        2,000,000
                                                                   -------------
                                                                      11,500,000
                                                                   -------------
SOUTH CAROLINA--1.6%
Florence County Hospital RB DN /
   (FGIC Insurance) (DAGGER) [A-1]
   3.600% 09/07/1995 ..........................           6,600        6,600,000
                                                                   -------------
SOUTH DAKOTA--0.4%
Lawrence County Variable/Fixed Rate
   PCR RB (Homestake Mining Company
   Project) Series 1983 DN / (Bank of
   Nova Scotia LOC) (DAGGER) [A-1]
   3.600% 09/07/1995 ..........................           1,500        1,500,000
                                                                   -------------
TENNESSEE--2.1%
Hamilton County Tennessee GO
   Bond MB (DOUBLE DAGGER)
   4.300% 10/01/1995 ..........................           1,000        1,000,000

                                                       Par
                                                      (000)            Value
                                                  -------------   --------------
TENNESSEE--(continued)
Memphis General Improvement Airport
   Refunding Bonds Series 95B DN /
   (Westdeutsche  Landesbank
   Girozentrale LOC) (DAGGER)
   [A-1+]
   3.550% 09/07/1995 ..........................   $       5,600    $   5,600,000
Montgomery County Public Building
   Authority Tennessee County Loan
   Pool GO DN / (NCNB LOC) (DAGGER) [A-1]
   3.700% 09/07/1995 ..........................           2,400        2,400,000
                                                                   -------------
                                                                       9,000,000
                                                                   -------------
TEXAS--17.7%
Angelina and Neches River Authority
   Solid Waste Disposal RB MB (DOUBLE DAGGER)
   [P-1, A-1]
   3.450% 09/08/1995 ..........................           7,300        7,300,000
Brazos Higher Education Authority, Inc.
   Student Loan RB DN / (Student
   Loan Marketing Assoc. LOC) (DAGGER) [MIG]
   3.550% 09/07/1995 ..........................           9,000        9,000,000
Harris County Health Facility
   Development Corporation Texas
   Childrens DN (DAGGER) [MIG]
   3.550% 09/07/1995 ..........................           5,000        5,000,000
Houston Water and Sewer System
   Series A MB (DOUBLE DAGGER)  [P-1, A-1+]
   4.200% 09/07/1995 ..........................           5,000        5,000,000
North Texas Higher Education
   Authority Inc.  Student Loan
   Revenue Senior Series 87 DN /
   (Fuji Bank LOC) (DAGGER) [MIG]
   3.700% 09/07/1995 ..........................          13,900       13,900,000
North Texas Higher Education Student
   Loan Revenue Series A DN (DAGGER) [A-1+]
   3.750% 09/07/1995 ..........................           5,000        5,000,000
Panhandle Plains Higher Education
   Authority  Student Loan RB DN /
   (Student Loan Marketing Assoc
   LOC) (DAGGER) [MIG]
   3.550% 09/07/1995 ..........................           5,700        5,700,000
Sabine River IDA RB Northeast Texas
   SPA National Rural Utilities MB
   (DOUBLE DAGGER) [A-1+]
   3.800% 02/15/1996 ..........................           2,005        2,005,000


                 See Accompanying Notes to Financial Statements.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1995

                                                       Par
                                                      (000)            Value
                                                  -------------   --------------
TEXAS--(continued)
San Antonio Texas Housing Finance
   Corporation (Wellington Place
   Apartments) Series 1995A DN (DAGGER)
   [A-1+]
   3.700% 09/07/1995 ..........................   $       3,000    $   3,000,000
San Antonio Water System Series 92
   TECP (Revenue Credit Agreement
   with Credit Suisse) MB (DOUBLE DAGGER)
   4.200% 09/14/1995 ..........................           4,000        4,000,000
Texas University System Board of
   Regents Permanent University
   Fund Series B MB (DOUBLE DAGGER) [P-1, A-1+]
   3.900% 10/13/1995 ..........................           5,000        5,000,000
Texas Water Development Board
   1992A MB (DOUBLE DAGGER)  [A-1+]
   3.750% 09/07/1995 ..........................          10,000       10,000,000
                                                                   -------------
                                                                      74,905,000
                                                                   -------------
UTAH--1.9%
Intermountain Power Agency MB (DOUBLE DAGGER)
   [A-1]
   3.850% 06/15/1996 ..........................           1,000        1,000,000
Salt Lake Airport Revenue DN (DAGGER) [A-1+]
   3.550% 09/07/1995 ..........................           2,600        2,600,000
Utah State Board of Regents Student
   Loan Revenue Series C Student
   Loan RB DN / (Dresdner Bank
   LOC) (DAGGER) [A-1+]
   3.750% 09/07/1995 ..........................           3,400        3,400,000
Utah Housing Finance Agency Single
   Family Mortgage Variable Rate
   Bonds DN / (Guaranteed Investor
   Contract LOC) (DAGGER) [MIG]
   3.650% 09/07/1995 ..........................           1,100        1,100,000
                                                                   -------------
                                                                       8,100,000
                                                                   -------------
VIRGINIA--1.0%
Culpeper Town IDA Residential Care Facility RB
   DN / (NCNB LOC) (DAGGER) (A-1]
   3.700% 09/07/1995 ..........................             400          400,000
Lynchburg IDA Hospital RB DN (DAGGER) [A-1]
   3.550% 09/07/1995 ..........................             400          400,000
Peninsula Ports Authority Variable/Fixed
   Rate IDA RB DN (Allied Signal Inc.
   Project) Series 1993 (Allied Signal
   Corp. Obligation) (DAGGER) [A-1]
   3.700% 09/07/1995 ..........................           1,000        1,000,000


                                                       Par
                                                      (000)            Value
                                                  -------------   --------------
VIRGINIA--(continued)
Virgina State Housing Authority
   Commonwealth Mortgage Bonds
   Subseries B-STEM MB (DOUBLE DAGGER)
   [VMIG, A-1+]
   3.550% 09/12/1995 ..........................   $       2,500    $   2,500,000
                                                                   -------------
                                                                       4,300,000
                                                                   -------------
WASHINGTON--1.3%
King County GO Bonds MB (DOUBLE DAGGER)  [Aa1]
   8.000% 12/01/1995 ..........................             670          675,865
Port of Seattle IDA DN (Alaska
   Airlines Project) / (Bank of America
   LOC) (DAGGER) [A-1]
   4.200% 09/07/1995 ..........................           4,900        4,900,000
                                                                   -------------
                                                                       5,575,865
                                                                   -------------
WEST VIRGINIA--1.9%
Commission of Grant County DN
   Series 88B / (Bank of America
   LOC) (DAGGER) [P-1]
   3.750% 09/07/1995 ..........................           5,000        5,000,000
Marion County DN / (National
   Westminster LOC) (DAGGER) [A-1+]
   3.800% 09/07/1995 ..........................           1,200        1,200,000
Marion County Solid Waste DN /
   (National Westminster LOC) (DAGGER)
   [A-1+]
   3.800% 09/07/1995 ..........................           1,800        1,800,000
                                                                   -------------
                                                                       8,000,000
                                                                   -------------
WISCONSIN--3.2%
Racine School District TRAN [SP-1]
   4.500% 08/23/1996 ..........................           6,000        6,025,277
Wisconsin Health Facilities Authority
   Daughters of Charity St. Mary's
   Hospital RB DN (DAGGER) [MIG]
   3.500% 09/07/1995 ..........................           3,850        3,850,000
Wisconsin Housing and Economic
   Development Authority Home
   Ownership RB MB (DOUBLE DAGGER)
   4.650% 09/01/1995 ..........................           1,000        1,000,587


                 See Accompanying Notes to Financial Statements.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 1995

                                                       Par
                                                      (000)            Value
                                                  -------------   --------------
WISCONSIN--(continued)
Wisconsin Housing & Economic
   Development Authority Home
   Ownership RB Series 1991-B
   TOB DN (DAGGER)
   4.650% 09/01/1995 ..........................   $       2,500    $   2,500,300
                                                                   -------------
                                                                      13,376,164
                                                                   -------------
WYOMING--0.2%
City of Green River Variable/Fixed Rate
   Demand PCR Refunding Bonds
   (Allied Signal Inc. Project) Series
   1994 (Allied Signal Corporate
   Obligation) DN (DAGGER) [A-1]
   3.700% 09/07/1995 ..........................           1,000        1,000,000
                                                                   -------------
TOTAL INVESTMENTS AT VALUE--99.6%
   (Cost $421,215,603*) .......................                      421,215,603
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.4% .......................                        1,538,260
                                                                   -------------
NET ASSETS  (Applicable  to 198,494,293
   Bedford  shares, 110,935,556
   Bradford shares, 161,271 Cash
   Preservation shares, 113,224,055
   Janney Montgomery Scott shares,
   4,939 RBB Shares and 800
   other shares)--100.0% ......................                    $ 422,753,863
                                                                   =============
NET ASSET VALUE, offering and
   redemption price per share
   ($422,753,863 / 422,820,914) ...............                            $1.00
                                                                           =====

*                 Also cost for Federal income tax purposes.
(DAGGER)          Variable  Rate  Demand  Notes -- The  interest  rate  shown is the rate as of August 31,  1995 and the  maturity shown is the longer of the next  interest readjustment date or the date the principal  amount  shown can be recovered through demand.
(DOUBLE DAGGER)   Put Bonds -- Maturity date is the put date.

The Moody's Investor Service, Inc. and Standard & Poor's Ratings Group's ratings indicated are the most recent ratings available at August 31, 1995. These ratings have not been audited by the Independent Accountants, and, therefore, are not covered by the Report of Independent Accountants.

INVESTMENT ABBREVIATIONS
BAN ......................................................Bond Anticipation Note
DN  .................................................................Demand Note
GO  .........................................................General Obligations
LOC ............................................................Letter of Credit
IDA ............................................Industrial Development Authority
MB  ..............................................................Municipal Bond
PCR ...................................................Pollution Control Revenue
RAN ...................................................Revenue Anticipation Note
RAW ...............................................Revenue Anticipation Warrants
RB  ................................................................Revenue Bond
TAN .......................................................Tax Anticipation Note
TECP.................................................Tax Exempt Commercial Paper
TRAN...........................................Tax and Revenue Anticipation Note

                 See Accompanying Notes to Financial Statements.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED
AUGUST 31, 1995

INVESTMENT INCOME
   Interest ............................   $ 12,433,286
                                           ------------
EXPENSES
   Investment advisory fees ............      1,109,073
   Administration fees .................        328,023
   Distribution fees ...................      1,837,762
   Directors' fees .....................          2,936
   Custodian fees ......................         76,400
   Transfer agent fees .................        215,821
   Legal fees ..........................         27,428
   Audit fees ..........................         18,863
   Registration fees ...................        118,998
   Amortization expense ................          2,726
   Insurance expense ...................          9,739
   Printing expense ....................         69,197
   Miscellaneous .......................             24
                                           ------------
                                              3,816,990
   Less fees waived ....................     (1,063,867)
   Less expense reimbursement by advisor        (11,593)
                                           ------------
      TOTAL EXPENSES ...................      2,741,530

                                           ------------
NET INVESTMENT INCOME ..................      9,691,756
                                           ------------
REALIZED GAIN ON INVESTMENTS ...........          7,009
                                           ------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .....................   $  9,698,765
                                           ============


STATEMENT OF CHANGES IN NET ASSETS
                                    For the          For the
                                   Year Ended       Year Ended
                                 August 31, 1995  August 31, 1994
                                  -------------    -------------
Increase (decrease) in net assets:
Operations:

   Net Investment Income ......   $   9,691,756    $   6,301,720
   Net gain (loss) on
     investments ..............           7,009          (10,833)
                                  -------------    -------------
   Net increase in net assets
     resulting from
     operations ...............       9,698,765        6,290,887
                                  -------------    -------------
Dividends to shareholders from
   net investment income:
   Bedford shares ($.0297 and
     $.0195, respectively,
     per share) ...............      (5,717,451)      (4,374,300)
   Bradford shares ($.0297 and
     $.0195, respectively,
     per share) ...............      (3,266,535)      (1,924,607)
   Cash Preservation shares
     ($.0281 and $.0174,
     respectively, per share) .          (5,648)          (2,703)
   Janney Montgomery Scott
     shares ($.0063 per share
     for 1995) ................        (701,975)            --
   RBB shares ($.0279 and
     $.0172, respectively,
     per share) ...............            (147)             (90)
   Sansom Street shares ($.0185
     per share for 1994) ......            --                (20)
                                  -------------    -------------
     Total dividends to
       shareholders ...........      (9,691,756)      (6,301,720)
                                  -------------    -------------
Net capital share
   transactions ...............     140,043,103      (10,002,056)
                                  -------------    -------------
Total increase (decrease) in
   net assets .................     140,050,112      (10,012,889)
Net Assets:

   BEGINNING OF YEAR ..........     282,703,751      292,716,640
                                  -------------    -------------
   End of year ................   $ 422,753,863    $ 282,703,751
                                  =============    =============


                 See Accompanying Notes to Financial Statements.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                            FINANCIAL HIGHLIGHTS (C)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                        For the Period
                                                For the             For the             For the        January 10, 1992
                                                 Year                Year                Year          (Commencement of
                                                 Ended               Ended               Ended          Operations) to
                                            August 31, 1995     August 31, 1994     August 31, 1993     August 31, 1992
                                           ----------------    ----------------    ----------------    ----------------
Net asset value, beginning of period ...   $           1.00    $           1.00    $           1.00    $           1.00
                                           ----------------    ----------------    ----------------    ----------------
Income from investment operations:
  Net investment income ................             0.0297              0.0195              0.0195              0.0154
                                           ----------------    ----------------    ----------------    ----------------
    Total from investment operations ...             0.0297              0.0195              0.0195              0.0154
                                           ----------------    ----------------    ----------------    ----------------
Less distributions
  Dividends (from net investment income)            (0.0297)            (0.0195)            (0.0195)            (0.0154)
                                           ----------------    ----------------    ----------------    ----------------
    Total distributions ................            (0.0297)            (0.0195)            (0.0195)            (0.0154)
                                           ----------------    ----------------    ----------------    ----------------
Net asset value, end of period .........   $           1.00    $           1.00    $           1.00    $           1.00
                                           ================    ================    ================    ================
Total Return ...........................              3.01%(b)            1.97%               1.96%               2.42%(b)
Ratios /Supplemental Data
  Net assets, end of period ............   $    110,936,102    $    100,089,172    $     76,975,393    $     69,586,281
  Ratios of expenses to average
     net assets ........................               .82%(a)             .77%(a)             .77%(a)             .77%(a)(b)
  Ratios of net investment income
     to average net assets .............              2.97%               1.95%               1.95%               2.40%(b)

   (a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets would have been 1.14%, 1.11% and 1.16% for the years ended August 31, 1995, 1994 and 1993, respectively, and 1.16% annualized for the period ended August 31, 1992.
   (b)  Annualized.
   (c) Financial Highlights relate solely to the Bradford Class of Shares within the portfolio.


                 See Accompanying Notes to Financial Statements.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 1995

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988.

     The Fund has authorized capital of thirty billion shares of common stock of which 12.2 billion shares are currently classified into sixty-one classes. Each class represents an interest in one of seventeen investment portfolios of the Fund, fifteen of which are currently in operation. The classes have been grouped into fifteen separate "families", eight of which have begun investment operations: the RBB Family, the BEA Family, the Sansom Street Family, the Bedford Family, the Cash Preservation Family, the Janney Montgomery Scott Money Funds, the Warburg Pincus Family, and the Bradford Family. The Bradford Municipal Money Market Shares represent an interest in the Municipal Money Market Portfolio, which is covered in this report.

              A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

              B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively.

              C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principals.

              D) FEDERAL INCOME TAXES -- No provision is made for Federal taxes as it is the Fund's intention to have the portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1995



NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory Agreement, PNC Institutional Management Corp. ("PIMC"), a wholly owned subsidiary of PNC Asset Management Group, Inc., which is in turn a wholly owned subsidiary of PNC Bank, National Association ("PNC Bank"), serves as investment advisor for the portfolio described herein. PNC Bank serves as the sub- advisor for the Municipal Money Market Portfolio.

     For its advisory services, PIMC is entitled to receive the following fees, computed daily and payable monthly based on the portfolio's average daily net assets:

                    .35% of first $250 million of net assets;
                    .30% of next $250 million of net assets;
                    .25% of net assets in excess of $500 million.

     PIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for this portfolio. For each class of shares within this portfolio, the net advisory fee charged to each class is the same on a relative basis. For the year ended August 31, 1995, advisory fees and waivers for the investment portfolio were as follows:

                  Gross                                            Net
                Advisory                                        Advisory
                   Fee                  Waiver                    Fee
               ----------            ------------             ------------
               $1,109,073            $(1,041,321)               $67,752

     PNC Bank, as sub-advisor, receives a fee directly from PIMC, not the portfolio. In addition, PNC Bank serves as custodian for each of the Fund's portfolios. PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., serves as each class's transfer and dividend disbursing agent.

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the year ended August 31, 1995, transfer agency fees and waivers for each class of shares within the investment portfolio were as follows:

                                      Gross                                     Net
                                 Transfer Agency                          Transfer Agency
                                       Fee              Waiver                  Fee
                                 ---------------       ----------         ---------------
Bedford Class                       $   96,491         $       --           $   96,491
Bradford Class                          57,980                 --               57,980
Cash Preservation Class                  8,669             (7,896)                 773
Janney Montgomery Scott Class           44,239                 --               44,239
RBB Class                                8,442             (8,417)                  25
                                    ----------         ----------           ----------
  Total                             $  215,821         $  (16,313)          $  199,508
                                    ==========         ==========           ==========

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1995

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     In addition, PFPC serves as administrator for the Municipal Money Market Portfolio. The administration fee is computed daily and payable monthly at an annual rate of .10% of the Portfolio's average daily net assets. PFPC may, at its discretion, voluntarily waive all or any portion of its administration fees for this portfolio. For the year ended August 31, 1995, administration fees and waivers for the portfolio were as follows:

             Gross                                             Net
        Administration                                   Administration
              Fee                    Waiver                    Fee
        --------------             ----------            --------------
          $ 328,023                 $ (6,233)               $ 321,790

     The Fund, on behalf of each class of shares within this portfolio, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and has entered into Distribution Contracts with Counsellors Securities Inc. ("Counsellors"), which provide for each class to make monthly payments based on average net assets, to Counsellors of up to .65% on an annualized basis for the Bedford, Bradford, Cash Preservation, Janney Montgomery Scott and RBB Classes and up to .20% on an annualized basis for the Sansom Street Class.

     For the year ended August 31, 1995, distribution fees for each class were as follows:

                                                     Distribution
                                                         Fee
                                                     ------------
               Bedford Class                         $ 1,088,864
               Bradford Class                            599,080
               Cash Preservation Class                       814
               Janney Montgomery Scott Class             148,984
               RBB Class                                      20
                                                     -----------
                  Total                              $ 1,837,762
                                                     ===========

     The Fund has entered into service agreements with banks affiliated with PNC Bank who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the year ended August 31, 1995, there were no service organization fees for the Municipal Money Market Portfolio.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1995

NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1.00 per capital share) for each year were as follows:

                                                  For the            For the
                                                Year Ended         Year Ended
                                              August 31, 1995    August 31, 1994
                                              ---------------    ---------------
                                                    Value             Value
                                              ---------------    ---------------
Shares sold:
  Bedford Class                               $ 1,104,088,188    $ 1,292,822,671
  Bradford Class                                  474,166,249        448,473,166
  Cash Preservation Class                             175,548            271,085
  Janney Montgomery Scott Class                   208,067,881               --
  RBB Class                                             5,004              1,400
  Sansom Street Class                                    --               15,321

Shares issued in reinvestment of dividends:
  Bedford Class                                     5,576,408          4,271,511
  Bradford Class                                    3,126,860          1,855,281
  Cash Preservation Class                               5,478              2,566
  Janney Montgomery Scott Class                       662,565               --
  RBB Class                                               146                 90
  Sansom Street Class                                    --                   20

Shares repurchased:
  Bedford Class                                (1,093,651,142)    (1,330,256,087)
  Bradford Class                                 (466,448,018)      (427,210,857)
  Cash Preservation Class                            (220,601)          (229,848)
  Janney Montgomery Scott Class                   (95,506,391)              --
  RBB Class                                            (5,072)            (1,902)
  Sansom Street Class                                    --              (16,473)
                                              ---------------    ---------------
Net increase (decrease)                       $   140,043,103    $   (10,002,056)
                                              ===============    ===============
Bradford Shares authorized                        500,000,000        500,000,000
                                              ===============    ===============

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1995

NOTE 4. NET ASSETS

     At August 31, 1995, net assets consisted of the following:

                                                      Municipal
                                                     Money Market
                                                      Portfolio
                                                    --------------
             Capital paid-in
                Bedford Class                       $ 198,494,293
                Bradford Class                        110,935,556
                Cash Preservation Class                   161,271
                Janney Montgomery Scott Class         113,224,055
                RBB Class                                   4,939
                Other Classes                                 800
             Accumulated net realized gain (loss)
                on investments
                Bedford Class                             (69,480)
                Bradford Class                                546
                Cash Preservation Class                         6
                Janney Montgomery Scott Class               1,877
                RBB Class                                      --
                                                    -------------
                                                    $ 422,753,863
                                                    =============

NOTE 5. CAPITAL LOSS CARRYOVERS

     At August 31, 1995, $67,051 capital loss carryovers were available to offset future realized gains of which $55,760 expires in 1999, $444 expires in 2000, $1,058 expires in 2001 and $9,789 expires in 2003.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1995

NOTE 6. OTHER FINANCIAL HIGHLIGHTS

     The Fund currently offers four other classes of shares representing interests in the Municipal Money Market Portfolio: Bedford, Cash Preservation, Janney Montgomery Scott and RBB. Each class is marketed to different types of investors. Financial Highlights of the RBB and Cash Preservation classes are not presented in this report due to their immateriality. Such information is available in the annual reports of each respective family. The financial highlights of certain of the other classes are as follows:

THE BEDFORD FAMILY
                                                             Municipal Money Market Portfolio
                                    -------------------------------------------------------------------------------
                                        For the         For the         For the         For the         For the
                                      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                                    August 31, 1995 August 31, 1994 August 31, 1993 August 31, 1992 August 31, 1991
                                    --------------- --------------- --------------- --------------- ---------------

Net asset value,
  beginning of year...............    $       1.00    $       1.00    $       1.00   $       1.00    $       1.00
                                      ------------    ------------    ------------   ------------    ------------
Income from investment operations:
  Net investment income...........           .0297           .0195           .0195          .0287           .0431
                                      ------------    ------------    ------------   ------------    ------------
    Total from investment
      operations..................           .0297           .0195           .0195          .0287           .0431
                                      ------------    ------------    ------------   ------------    ------------
Less distributions
  Dividends (from net investment
   income)........................          (.0297)         (.0195)         (.0195)        (.0287)         (.0431)
                                      ------------    ------------    ------------   ------------    ------------
     Total distributions..........          (.0297)         (.0195)         (.0195)        (.0287)         (.0431)
                                      ------------    ------------    ------------   ------------    ------------
Net asset value, end of year .....    $       1.00    $       1.00    $       1.00   $       1.00    $       1.00
                                      ============    ============    ============   ============    ============
Total Return......................           3.01%(b)        1.97%           1.96%          2.90%           4.40%
Ratios /Supplemental Data
  Net assets, end of year.........    $193,424,813    $182,408,069    $215,577,193   $176,949,886    $215,139,746
   Ratios of expenses to average
      net assets..................          .82%(a)         .77%(a)         .77%(a)        .77%(a)         .74%(a)
  Ratios of net investment income
   to average net assets .........           2.97%           1.95%           1.95%          2.87%           4.31%

(a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Municipal Money Market Portfolio would have been 1.14%, 1.12%, 1.16%, 1.15% and 1.13% for the years ended August 31, 1995,
     1994, 1993, 1992 and 1991, respectively.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                 AUGUST 31, 1995

NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE JANNEY MONTGOMERY SCOTT FAMILY

                                                   Municipal Money
                                                   Market Portfolio
                                                   ----------------
                                                    For the Period
                                                     June 12, 1995
                                                   (Commencement of
                                                    Operations) to
                                                   August 31, 1995
                                                   ---------------
Net asset value, beginning of period .............   $       1.00
                                                     ------------
Income from investment operations:
  Net investment income ..........................         0.0063
                                                     ------------
    Total from investment operations .............         0.0063
                                                     ------------
Less distributions
  Dividends (from net investment income) .........        (0.0063)
                                                     ------------
    Total distributions ..........................        (0.0063)
                                                     ------------
Net asset value, end of period ...................   $       1.00
                                                     ============
Total Return .....................................          2.87%(b)
Ratios /Supplemental Data
  Net assets, end of period ......................   $113,225,932
  Ratios of expenses to average net assets .......          1.00%(a)(b)
  Ratios of net investment income to average
     net assets ..................................          2.83%(b)

(a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Municipal Money Market Portfolio would have been 1.30% annualized for the period ended August 31, 1995.
(b)  Annualized.

------------------------------------------------------------------------------
                                    BRADFORD
                                    MUNICIPAL
                                  MONEY MARKET
                                    PORTFOLIO


                               J.C. BRADFORD & CO.
                       MEMBER NEW YORK STOCK EXCHANGE INC.
                                     [LOGO]








                                  ANNUAL REPORT
                                 AUGUST 31, 1995